Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2024
Disclosure of Supplemental consolidated statements of income information [Abstract]
Supplemental consolidated statements of income information
23.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net
Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Gain on transfer of GSN Games shares *1	(70,020)	—	—
Gain on transfer of a portion of shares of Sony Payment Services *2	—	—	(19,763)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(4,593)	(4,318)	(6,905)
(Gain) loss on sale, disposal or impairment of assets, net *3	8,316	(417)	(4,675)
Other	803	(7,286)	1,939

	(65,494)	(12,021)	(29,404)

*1	Refer to Note 31.

*2	Refer to Note 8.

*3	Refer to Notes 9 and 11.

(2)	Research and development expenditures
Research and development expenditures recognized as an expense for the fiscal years ended March 31, 2022, 2023 and 2024 were 618,368 million yen, 735,698 million yen and 742,772 million yen, respectively.

(3)	Advertising costs
Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2022, 2023 and 2024 were 347,709 million yen, 391,131 million yen and 422,655 million yen, respectively.

(4)	Shipping and handling costs
Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2022, 2023 and 2024 were 70,858 million yen, 95,208 million yen and 85,108 million yen, respectively, which included the internal transportation costs of finished goods.